INCOME TAX - Deferred Tax Assets and Liabilities (Details) ₽ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)	Dec. 31, 2014 RUB (₽)
Deferred tax asset
Accrued expenses	$ 28.4	₽ 1,638		₽ 1,182
Net operating loss carryforward	41.4	2,383		904
Intangible assets	5.9	337		372
Property and equipment	2.7	156		63
Other	0.9	51		18
Total deferred tax asset	79.3	4,565		2,539
Valuation allowance	(16.0)	(922)	$ (11.4)	(659)	₽ (837)	₽ (414)
Total deferred tax asset	63.3	3,643		1,880
Deferred tax liability
Convertible debt discount	(2.4)	(138)		(350)
Property and equipment	(8.9)	(511)		(434)
Intangible assets	(5.4)	(311)		(348)
Unremitted earnings	(25.3)	(1,456)		(1,066)
Other	(0.2)	(15)		(60)
Total deferred tax liability	(42.2)	(2,431)		(2,258)
Net deferred tax liability				(378)
Net deferred tax assets	21.1	1,212
Net deferred tax assets	37.7	2,171		662
Net deferred tax liabilities	$ (16.6)	₽ (959)		₽ (1,040)